PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 75.7%
Asset-Backed Securities 0.9%
Automobiles 0.1%
CarMax Auto Owner Trust,
Series 2019-02, Class A3	2.680%	03/15/24	152	$151,407
Series 2020-04, Class A3	0.500	08/15/25	1,861	1,798,361

World Omni Auto Receivables Trust, Series 2019-A, Class A3	3.040	05/15/24	13	13,127
				1,962,895
Home Equity Loans 0.6%
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	4.286(c)	01/25/35	766	729,369
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	4.326(c)	12/25/33	163	152,561
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	4.258(c)	09/25/33	4,338	4,153,756
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	133	125,243
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	4.266(c)	04/25/33	565	513,578
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.486(c)	03/25/34	288	278,870

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	4.266(c)	11/25/33	153	149,318
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 1.230%)	4.816(c)	06/25/43	159	158,164
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.636(c)	11/25/33	657	639,067
Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	6.436(c)	12/25/32	13	12,741

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.936%(c)	02/25/33	258	$244,090
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	4.906(c)	08/25/33	579	546,002
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	4.876(c)	08/25/33	467	449,385
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	4.666(c)	04/25/34	190	181,501

MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	4.286(c)	09/25/34	107	97,562
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.386(c)	08/25/35	45	41,943
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	4.786(c)	08/25/35	129	124,385
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	4.861(c)	04/25/33	287	284,163
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 3.450%)	7.036(c)	04/25/33	82	81,297
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.636(c)	09/25/33	547	532,873
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	4.606(c)	10/25/33	89	86,076
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.486(c)	08/25/34	2,023	1,905,683

New Century Home Equity Loan Trust, Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	4.471(c)	05/25/34	2,130	2,007,838
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	4.446(c)	06/25/33	218	193,906

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Residential Asset Securities Trust, Series 2004-KS05, Class AI5	4.481%(cc)	06/25/34	2,604	$2,465,768
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	3.834(c)	12/25/33	17	15,129
				16,170,268
Residential Mortgage-Backed Securities 0.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.456(c)	07/25/34	157	153,565
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	5.386(c)	07/25/32	65	62,526
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	4.086(c)	05/25/32	201	195,250
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	4.246(c)	11/25/32	152	148,249
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.636(c)	07/25/33	89	86,120
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.336(c)	03/25/34	70	68,042

Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860(cc)	08/25/33	23	22,124
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	4.306(c)	08/25/34	118	111,750
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	4.711(c)	07/25/33	507	484,605
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	4.606(c)	08/25/33	126	124,955
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	4.381(c)	06/25/34	1,439	1,356,214
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	4.441(c)	07/25/34	2,070	1,942,059

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	6.436%(c)	02/25/34	121	$118,285
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.236(c)	10/25/34	451	428,263

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.486(c)	05/25/34	338	311,276
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	4.266(c)	01/25/33	67	64,203
				5,677,486

Total Asset-Backed Securities (cost $22,716,516)				23,810,649
Certificates of Deposit 3.2%
Lloyds Bank Corporate Markets PLC, SOFR + 0.540%	3.590(c)	01/31/24	17,000	16,948,975
Natixis SA	5.000	09/27/23	15,000	14,934,760
Skandinaviska Enskilda Banken AB, SOFR + 0.730%	3.780(c)	03/17/23	10,000	10,005,258
Standard Chartered Bank, SOFR + 0.420%	3.470(c)	07/28/23	16,000	15,965,256
Svenska Handelsbanken, SOFR + 0.700%	3.750(c)	03/15/23	15,000	15,006,936
Toronto-Dominion Bank (The)	4.800	09/22/23	12,000	11,926,547

Total Certificates of Deposit (cost $84,996,758)				84,787,732
Commercial Mortgage-Backed Securities 15.9%
Banc of America Commercial Mortgage Trust, Series 2015-UBS07, Class A3	3.441	09/15/48	10,436	9,718,707
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	4.134(c)	03/15/37	22,479	21,129,725
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	929	921,326
Series 2018-B05, Class A2	4.077	07/15/51	1,800	1,773,853

BX Trust, Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	4.501(c)	09/15/37	416	405,622

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	4.482%(c)	12/15/37	9,500	$9,262,365
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	12,223	11,670,128
Series 2015-P01, Class A4	3.462	09/15/48	12,159	11,443,748
Series 2016-P04, Class A2	2.450	07/10/49	7,270	6,756,603
Commercial Mortgage Trust,
Series 2014-UBS03, Class A3	3.546	06/10/47	6,727	6,496,452
Series 2014-UBS04, Class A4	3.420	08/10/47	5,875	5,642,375
Series 2014-UBS05, Class A2	3.031	09/10/47	347	342,428
Series 2014-UBS05, Class A3	3.565	09/10/47	25,000	24,088,200
Series 2015-CR22, Class A4	3.048	03/10/48	26,945	25,513,916
Series 2015-CR26, Class A3	3.359	10/10/48	8,356	7,825,996

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.392(c)	05/15/36	35,000	34,342,564
CSAIL Commercial Mortgage Trust, Series 2015-C03, Class A4	3.718	08/15/48	12,000	11,347,098
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	4.201(c)	11/21/35	5,359	5,165,550
GS Mortgage Securities Trust,
Series 2014-GC18, Class A3	3.801	01/10/47	5,742	5,629,354
Series 2014-GC22, Class A4	3.587	06/10/47	4,400	4,298,898
Series 2014-GC24, Class A4	3.666	09/10/47	25,296	24,372,219
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	4.510(c)	10/15/31	11,300	10,965,289
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	216	214,801
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	7,260	7,090,302
Series 2014-C24, Class A3	3.098	11/15/47	19,500	18,569,251
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	28,310	27,068,287
Series 2020-COR07, Class A2	2.215	05/13/53	25,000	22,781,183
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.950%)	4.374(c)	07/05/33	19,358	18,805,183
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.000%)	4.662(c)	09/15/29	3,959	3,845,590
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3	3.479	05/15/48	7,175	6,801,170
Series 2015-C25, Class A4	3.372	10/15/48	1,500	1,404,223

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont’d.)
Series 2015-C26, Class A4	3.252%	10/15/48	3,000	$2,852,625
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	5,843	5,435,749
Series 2018-H03, Class A2	3.997	07/15/51	1,123	1,109,113

One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	4.362(c)	01/15/36	11,900	11,295,584
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A4	4.218(cc)	07/15/46	17,884	17,658,363
Series 2015-C30, Class A3	3.411	09/15/58	27,947	26,295,324
Series 2016-C33, Class A3	3.162	03/15/59	5,581	5,144,348
Series 2016-LC24, Class A3	2.684	10/15/49	12,089	10,884,965

Total Commercial Mortgage-Backed Securities (cost $445,009,983)				426,368,477
Corporate Bonds 55.7%
Agriculture 0.8%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	1.375	07/23/23	3,000	2,921,234
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,504,319
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	11,250	11,162,102
				20,587,655
Auto Manufacturers 4.6%
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN	0.750	08/09/24	7,500	6,959,062
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	2,750	2,624,816
Gtd. Notes, 144A	3.250	04/01/25	6,450	6,415,752
Gtd. Notes, 144A, SOFR Index + 0.530%	3.584(c)	04/01/24	8,500	8,475,507
Gtd. Notes, 144A	3.800	04/06/23	10,000	9,951,706

Mercedes-Benz Finance North America LLC (Germany), Gtd. Notes, 144A	0.750	03/01/24	31,500	29,664,778
PACCAR Financial Corp., Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,188,701
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,814,220
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	18,273,237

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	3.950%	06/06/25	13,250	$12,685,232
				124,053,011
Banks 14.3%
Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	3.342(c)	05/28/24	33,500	33,131,534
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, SOFR Index + 0.710%	3.622(c)	03/08/24	20,000	19,893,976
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes	1.625	05/01/23	14,000	13,778,477
Sr. Unsec’d. Notes, SOFR Index + 0.900%	3.959(c)	04/11/25	4,750	4,677,945

Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	0.650	02/27/24	17,750	16,686,463
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes, SOFR + 0.800%	3.823(c)	03/17/23	21,000	21,010,674
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)	3.359(c)	01/12/24	14,000	13,893,578
Credit Agricole Corporate & Investment Bank SA (France), Bank Gtd. Notes, MTN	0.400	01/15/23	8,200	8,133,794
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, SOFR Index + 0.390%	3.452(c)	02/02/24	5,000	4,798,675
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	5.896(ff)	10/09/26	25,000	24,626,060
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A	4.400	08/23/25	25,000	24,045,517
Fifth Third Bank NA, Sr. Unsec’d. Notes, MTN	1.800	01/30/23	7,000	6,949,965
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	0.627(ff)	11/17/23	20,000	19,923,282
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.768(ff)	08/09/25	25,000	22,766,696
KeyBank NA, Sr. Unsec’d. Notes	1.250	03/10/23	12,500	12,333,034
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	3.500	06/09/25	7,250	6,951,599

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400%	12/07/23	12,750	$12,139,253
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	5,000	4,914,621

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	4.482(c)	03/22/25	15,000	14,804,835
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A	4.750	09/22/25	21,000	20,568,832
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.970	07/26/24	20,000	19,538,518
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	0.650	09/09/24	9,750	8,933,555
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	3.279(c)	09/10/24	20,000	19,692,258
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	3.541(c)	01/27/23	2,750	2,749,613
Truist Bank,
Sr. Unsec’d. Notes, SOFR + 0.200%	3.259(c)	01/17/24	10,000	9,888,291
Sr. Unsec’d. Notes, SOFR + 0.730% (Cap N/A, Floor 0.000%)	3.650(c)	03/09/23	2,750	2,735,533
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	5,000	4,708,818
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	3.014(c)	02/09/24	7,500	7,442,863

UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	2,500	2,411,354
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	3.625(c)	05/15/23	175	175,306
				384,304,919
Beverages 2.4%
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	8,000	7,807,246
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,805,880

Diageo Capital PLC (United Kingdom), Gtd. Notes	5.200	10/24/25	16,000	16,049,065
Keurig Dr. Pepper, Inc., Gtd. Notes	0.750	03/15/24	25,000	23,553,487
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	14,500	13,904,145
				64,119,823

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology 0.2%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	0.750%	09/29/23	4,500	$4,330,565
Building Materials 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	0.650	07/15/23	3,750	3,627,993
Chemicals 0.6%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	2,780	2,709,987
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	1.900	05/13/23	5,000	4,920,246
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,350,764
Westlake Corp., Sr. Unsec’d. Notes	0.875	08/15/24	4,000	3,717,637
				16,698,634
Cosmetics/Personal Care 0.8%
Colgate-Palmolive Co., Sr. Unsec’d. Notes	3.100	08/15/25	7,000	6,731,240
GSK Consumer Healthcare Capital US LLC, Gtd. Notes, 144A, SOFR + 0.890%	3.939(c)	03/24/24	6,250	6,220,822
Unilever Capital Corp. (United Kingdom), Gtd. Notes	0.375	09/14/23	10,000	9,622,966
				22,575,028
Diversified Financial Services 2.7%
AIG Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	21,000	19,512,724
Air Lease Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)	3.643(c)	12/15/22	25,000	24,980,439

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
American Express Co., Sr. Unsec’d. Notes	3.950%	08/01/25	10,000	$9,602,053
Capital One NA, Sub. Notes	3.375	02/15/23	20,000	19,908,470
				74,003,686
Electric 5.3%
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	4.920(c)	11/01/23	12,000	11,916,704
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.650%	3.337(c)	05/13/24	13,500	13,232,885
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250	11/01/22	27,000	27,000,000
Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,055,741

Entergy Louisiana LLC, First Mortgage	0.620	11/17/23	6,498	6,188,243
Florida Power & Light Co.,
Sr. Unsec’d. Notes, SOFR Index + 0.250%	2.920(c)	05/10/23	11,250	11,215,067
Sr. Unsec’d. Notes, SOFR Index + 0.380%	3.439(c)	01/12/24	5,000	4,942,772

NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.940	03/21/24	15,000	14,533,178
OGE Energy Corp., Sr. Unsec’d. Notes	0.703	05/26/23	6,750	6,576,857
PPL Electric Utilities Corp., First Mortgage, SOFR + 0.330%	3.379(c)	06/24/24	4,750	4,682,880
Southern California Edison Co., First Mortgage, Series C	4.200	06/01/25	14,250	13,905,328
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.800	03/15/24	17,000	15,982,762
Sr. Unsec’d. Notes	5.000	09/27/25	3,500	3,479,598
				141,712,015
Entertainment 0.3%
Warnermedia Holdings, Inc., Gtd. Notes, 144A, SOFR Index + 1.780%	4.752(c)	03/15/24	7,500	7,469,792

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 1.7%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650%	06/03/24	6,000	$5,604,962
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250	09/15/25	14,000	13,615,566
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	10,000	9,464,673
Gtd. Notes, 144A	4.000	09/12/25	16,750	16,450,047
				45,135,248
Forest Products & Paper 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734	07/15/23	14,126	13,984,516
Gas 0.4%
Atmos Energy Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	3.574(c)	03/09/23	12,000	11,963,920
Healthcare-Products 1.0%
Baxter International, Inc., Sr. Unsec’d. Notes	0.868	12/01/23	19,237	18,367,370
Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	4,750	4,528,025
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.530%	3.589(c)	10/18/24	5,000	4,947,562
				27,842,957
Healthcare-Services 0.6%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550	05/15/24	12,000	11,229,207
Sr. Unsec’d. Notes	5.150	10/15/25	4,000	4,008,505
				15,237,712
Household Products/Wares 0.4%
Avery Dennison Corp., Sr. Unsec’d. Notes	0.850	08/15/24	12,000	11,103,530

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 5.3%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750%	03/15/23	13,000	$12,901,728
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,764,137
Sec’d. Notes, 144A, SOFR + 0.390%	3.448(c)	04/06/23	25,000	24,873,403

Metropolitan Life Global Funding I, Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,000	22,234,507
New York Life Global Funding,
Sec’d. Notes, 144A	2.900	01/17/24	2,000	1,950,554
Sec’d. Notes, 144A, MTN	3.600	08/05/25	22,500	21,534,497

Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500	09/23/23	12,000	11,518,047
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	17,750	16,792,989
Sec’d. Notes, 144A, SOFR + 0.450%	3.509(c)	04/12/24	2,750	2,740,280
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	10,750	10,283,625
Sr. Sec’d. Notes, 144A	0.473	01/12/24	15,000	14,129,387
				141,723,154
Iron/Steel 0.3%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/23/25	8,000	7,748,771
Machinery-Construction & Mining 0.5%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	0.450	09/14/23	15,000	14,455,729
Machinery-Diversified 0.5%
CNH Industrial Capital LLC, Gtd. Notes	3.950	05/23/25	11,000	10,540,438
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.200%	3.258(c)	10/11/24	2,122	2,093,980
				12,634,418
Media 0.3%
Comcast Corp., Sr. Unsec’d. Notes	5.250	11/07/25	7,000	7,003,850

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 1.6%
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.571%	04/15/23	21,000	$20,702,583
Phillips 66, Gtd. Notes	0.900	02/15/24	16,000	15,149,493
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	0.550	05/15/23	6,750	6,585,117
				42,437,193
Pharmaceuticals 2.5%
AbbVie, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	3.634(c)	11/21/22	4,000	3,997,392
AmerisourceBergen Corp., Sr. Unsec’d. Notes	0.737	03/15/23	11,728	11,538,460
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	0.700	05/28/24	21,500	20,090,890
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	0.537	11/13/23	20,000	19,125,916
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534	10/01/23	13,500	12,980,322
				67,732,980
Pipelines 0.6%
Enterprise Products Operating LLC, Gtd. Notes	3.900	02/15/24	4,376	4,294,747
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	0.625	04/28/23	4,250	4,135,261
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.000	10/12/24	8,000	7,346,235
				15,776,243
Real Estate Investment Trusts (REITs) 0.7%
Public Storage, Sr. Unsec’d. Notes, SOFR + 0.470%	3.529(c)	04/23/24	20,000	19,843,128
Retail 2.1%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625	02/10/23	5,000	4,938,063

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
7-Eleven, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	0.800%	02/10/24	7,000	$6,603,324

Dollar General Corp., Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,632,959
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.700	04/15/25	5,000	4,755,770
Sr. Unsec’d. Notes	4.000	09/15/25	10,000	9,791,997

Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,809,705
Walmart, Inc., Sr. Unsec’d. Notes	3.900	09/09/25	14,000	13,739,631
				56,271,449
Savings & Loans 0.9%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	0.550	01/22/24	25,000	23,473,155
Semiconductors 1.0%
Microchip Technology, Inc., Sr. Unsec’d. Notes	0.972	02/15/24	28,500	26,820,910
Software 0.6%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	14,250	13,391,963
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,800	1,746,942
				15,138,905
Telecommunications 1.9%
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	15,250	14,352,539
Sr. Unsec’d. Notes, 144A	4.142	07/26/24	2,000	1,962,378
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750	03/22/24	12,000	11,331,890
Sr. Unsec’d. Notes, SOFR Index + 0.500%	3.532(c)	03/22/24	23,000	22,833,987
				50,480,794

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.2%
United Parcel Service, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	4.193%(c)	04/01/23	5,144	$5,138,561

Total Corporate Bonds (cost $1,539,909,638)				1,495,430,244

Total Long-Term Investments (cost $2,092,632,895)				2,030,397,102

Short-Term Investments 24.3%
Certificates of Deposit 3.4%
BNP Paribas Fortis SA, SOFR + 0.700%	3.750(c)	04/28/23	25,000	25,000,419
Citibank NA	3.600	02/10/23	15,000	14,953,260
Credit Agricole Corporate & Investment Bank SA	3.690	12/22/22	10,000	9,996,428
MUFG Bank Ltd., SOFR + 0.560%	3.610(c)	02/02/23	10,000	10,000,000
Natixis SA, SOFR + 0.500%	3.550(c)	02/01/23	11,000	11,002,002
State Street Bank & Trust Co.	4.300	03/27/23	5,000	4,989,160

State Street Bank & Trust Co., SOFR + 0.300%	3.340(c)	03/27/23	5,000	4,992,386

Sumitomo Mitsui Trust Bank Ltd.	3.220	11/08/22	10,000	9,999,478

Total Certificates of Deposit (cost $91,000,000)				90,933,133
Commercial Paper 18.3%
Alimentation Couche-Tard, Inc., 144A	4.006(n)	11/10/22	5,000	4,994,611
Australia & New Zealand Banking Group Ltd., 144A	3.658(n)	09/28/23	25,000	24,965,449
Banco Santander SA, 144A	3.291(n)	12/01/22	14,500	14,453,077
Bank of Montreal, 144A	0.000(n)	05/02/23	5,000	4,999,477
BNP Paribas SA, 144A, SOFR + 0.420%	3.465(c)	12/07/22	20,000	20,005,034
BP Capital Markets PLC, 144A	5.037(n)	02/22/23	25,000	24,586,592
Cabot Corp., 144A	3.733(n)	11/01/22	7,000	6,999,334

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
CDP Financial, Inc.,
144A	3.560%(n)	12/15/22	15,000	$14,928,094
144A, SOFR + 0.750%	3.790(c)	07/25/23	10,000	9,999,472

Citigroup Global Markets Inc., 144A, SOFR + 0.650%	3.690(c)	09/20/23	15,000	14,973,474
Consolidated Edison Co. of New York, Inc., 144A	3.613(n)	11/02/22	20,000	19,996,184
E.ON AG, 144A	3.735(n)	11/04/22	10,000	9,996,034
Enbridge, Inc., 144A	3.715(n)	11/04/22	15,000	14,993,728
Enel Finance America LLC, 144A	4.122(n)	11/09/22	25,000	24,976,081
Evergy Missouri West, Inc., 144A	3.908(n)	11/07/22	15,000	14,989,004
Federation Des Caisses Desjardins, 144A	3.620(n)	12/13/22	5,000	4,977,138
Glencore Funding LLC,
144A	3.764(n)	11/04/22	15,000	14,993,973
144A	3.765(n)	11/07/22	10,000	9,992,553
HCP, Inc.,
144A	3.602(n)	11/02/22	20,000	19,996,159
144A	3.716(n)	11/08/22	5,000	4,995,766

Hydro-Quebec, 144A	3.112(n)	11/04/22	15,000	14,994,618
National Securities Clearing Corp., 144A	3.134(n)	11/09/22	10,000	9,991,295
Nutrien Ltd., 144A	3.718(n)	11/08/22	20,000	19,983,022
Ontario Teachers’ Finance Trust, 144A	3.151(n)	01/12/23	10,000	9,916,800
PSP Capital, Inc., 144A	3.134(n)	11/10/22	15,000	14,985,446
Republic Services, Inc., 144A	3.605(n)	11/03/22	7,500	7,497,787
Sonoco Products Co.	3.500(n)	11/01/22	10,000	9,999,065
Suncor Energy, Inc.,
144A	3.661(n)	11/04/22	2,500	2,499,009
144A	3.716(n)	11/03/22	7,500	7,497,812
144A	3.717(n)	11/07/22	15,000	14,989,004

Swedbank AB, SOFR + 0.410%	3.451(c)	11/14/22	15,000	15,001,747

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

Sysco Corp., 144A	3.550%(n)	11/01/22	7,500	$7,499,294
TransCanada PipeLines Ltd., 144A	3.695(n)	11/08/22	10,500	10,491,178
Virginia Electric & Power Co.	3.554(n)	11/03/22	10,000	9,997,239
Welltower, Inc., 144A	3.605(n)	11/03/22	30,000	29,991,148
Westpac Banking Corp., 144A, SOFR + 0.650%	3.700(c)	04/28/23	25,000	25,000,332

Total Commercial Paper (cost $491,295,298)				491,146,030
Corporate Bonds 1.9%
Aerospace & Defense 0.4%
Boeing Co. (The), Sr. Unsec’d. Notes	1.167%	02/04/23	11,200	11,069,124
Banks 0.4%
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	10,000	9,973,187
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.220%	3.082(c)	06/02/23	1,700	1,694,152
				11,667,339
Diversified Financial Services 0.4%
American Express Co., Sr. Unsec’d. Notes	3.400%	02/27/23	11,000	10,947,915
Electric 0.5%
Southern California Edison Co., First Mortgage, Series D	3.400%	06/01/23	12,500	12,352,655
Machinery-Construction & Mining 0.2%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.150%	2.879%(c)	11/17/22	4,400	4,399,384

Total Corporate Bonds (cost $50,848,588)				50,436,417

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Unaffiliated Fund 0.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $19,458,826)	19,458,826	$19,458,826

Total Short-Term Investments (cost $652,602,712)		651,974,406

TOTAL INVESTMENTS 100.0% (cost $2,745,235,607)		2,682,371,508
Liabilities in excess of other assets(z) (0.0)%		(334,227)

Net Assets 100.0%		$2,682,037,281

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BSBY	Bloomberg Short-Term Bank Yield Index
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Interest rate swap agreements outstanding at October 31, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
15,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)/ 4.460%	$—	$58,075	$58,075
65,700	05/11/23	2.250%(A)	1 Day USOIS(1)(A)/ 3.080%	(3,959,253)	733,809	4,693,062
100,000	07/26/23	0.192%(A)	1 Day USOIS(1)(A)/ 3.080%	—	3,920,638	3,920,638
27,000	09/23/23	4.220%(T)	1 Day SOFR(1)(T)/ 3.050%	21,046	93,688	72,642
70,000	11/26/23	2.447%(A)	1 Day SOFR(1)(A)/ 3.050%	—	1,564,367	1,564,367
20,000	12/01/23	2.634%(A)	1 Day SOFR(1)(A)/ 3.050%	—	371,964	371,964
19,250	02/04/24	0.133%(A)	1 Day USOIS(1)(A)/ 3.080%	24,122	1,271,392	1,247,270
47,000	03/01/24	0.230%(A)	1 Day USOIS(1)(A)/ 3.080%	58,857	3,151,594	3,092,737
28,500	03/01/24	2.478%(A)	1 Day SOFR(1)(A)/ 3.050%	—	776,173	776,173
12,000	03/15/24	0.276%(A)	1 Day USOIS(1)(A)/ 3.080%	—	812,923	812,923
17,000	03/18/24	0.278%(A)	1 Day USOIS(1)(A)/ 3.080%	—	1,156,636	1,156,636
25,000	03/31/24	2.305%(A)	1 Day SOFR(1)(A)/ 3.050%	150,637	724,745	574,108
3,000	04/26/24	0.305%(A)	1 Day USOIS(1)(A)/ 3.080%	—	214,727	214,727
9,750	05/11/24	0.300%(A)	1 Day SOFR(1)(A)/ 3.050%	(2,320)	707,424	709,744
90,000	05/11/24	2.603%(A)	1 Day SOFR(1)(A)/ 3.050%	(14,235)	2,499,781	2,514,016
12,000	05/20/24	0.296%(A)	1 Day USOIS(1)(A)/ 3.080%	—	888,353	888,353
21,000	06/16/24	0.304%(A)	1 Day USOIS(1)(A)/ 3.080%	—	1,601,618	1,601,618
25,000	08/05/24	0.261%(A)	1 Day SOFR(1)(A)/ 3.050%	—	1,981,226	1,981,226
99,000	08/08/24	2.512%(A)	1 Day SOFR(1)(A)/ 3.050%	927,702	3,583,356	2,655,654
3,000	08/13/24	0.368%(A)	1 Day SOFR(1)(A)/ 3.050%	—	232,553	232,553
15,000	08/31/24	0.399%(A)	1 Day USOIS(1)(A)/ 3.080%	—	1,172,614	1,172,614

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2022
Interest rate swap agreements outstanding at October 31, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
12,000	09/01/24	2.500%(A)	1 Day SOFR(1)(A)/ 3.050%	$2,973	$450,340	$447,367
29,750	09/08/24	3.602%(A)	1 Day SOFR(1)(A)/ 3.050%	335,137	498,663	163,526
7,500	09/09/24	0.368%(A)	1 Day SOFR(1)(A)/ 3.050%	(293)	589,280	589,573
8,000	10/12/24	0.511%(A)	1 Day SOFR(1)(A)/ 3.050%	—	614,173	614,173
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)/ 3.080%	(1,817)	2,449,537	2,451,354
17,000	03/21/25	1.998%(A)	1 Day SOFR(1)(A)/ 3.050%	—	897,315	897,315
37,600	03/27/25	4.171%(A)	1 Day SOFR(1)(A)/ 3.050%	12,585	192,481	179,896
59,750	03/30/25	2.418%(A)	1 Day SOFR(1)(A)/ 3.050%	402,571	2,486,546	2,083,975
12,000	05/11/25	0.450%(A)	1 Day SOFR(1)(A)/ 3.050%	105,148	1,217,742	1,112,594
88,750	06/29/25	3.086%(A)	1 Day SOFR(1)(A)/ 3.050%	(646,552)	2,654,953	3,301,505
53,000	08/17/25	2.957%(A)	1 Day SOFR(1)(A)/ 3.050%	116,009	1,904,290	1,788,281
145,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 3.050%	1,113,438	3,440,838	2,327,400
11,250	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/ 3.050%	2,997	107,046	104,049
20,000	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 3.050%	(11,542)	(40,892)	(29,350)
				$(1,362,790)	$44,979,968	$46,342,758

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).